Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	SEI INVESTMENTS COMPANY
Entity Central Index Key	0000350894
Amendment Flag	false
Entity Incorporation, State or Country Code	PA
Entity File Number	0-10200
Entity Tax Identification Number	23-1707341
Entity Address, Address Line One	1 Freedom Valley Drive
Entity Address, City or Town	Oaks
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19456
City Area Code	610
Local Phone Number	676-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SEIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false